LOANS AND BORROWINGS - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions						1 Months Ended		2 Months Ended	12 Months Ended
	Jan. 23, 2026 USD ($)	Jul. 31, 2025 USD ($)	Jun. 17, 2025 USD ($)	May 13, 2024 USD ($)	Sep. 21, 2023 USD ($) day $ / shares	Aug. 31, 2025 USD ($)	Oct. 31, 2024 USD ($) shares	May 31, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jan. 30, 2026 USD ($)	Jul. 30, 2025 USD ($)	Jun. 17, 2025 CAD ($) $ / shares	Apr. 30, 2024 USD ($)	Mar. 31, 2020 USD ($) $ / shares	Apr. 30, 2019 USD ($) $ / shares
Disclosure Of Loans And Borrowings [Line Items]
Gain on modification of debt									$ 13,042	$ 3,686
Drawdowns on credit facility									85,000	560,000
Repayments of borrowings									81,482	0
Loans and borrowings									1,554,680	1,347,831
Debt Instrument, redemption price, percentage			100.00%
Loans and borrowings									$ 1,373,350	$ 1,212,239
Business combination, convertible note repayment, period after change of control			30 days
Calibre Mining Corp
Disclosure Of Loans And Borrowings [Line Items]
Debt instrument, fundamental change, cash redemption price, percentage			107.00%
Bottom of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis												2.50%
Borrowings, adjustment to leverage ratio		1.875%
Borrowings, adjustment to leverage ratio, interest rate		0.10%										0.10%
Future cash flow discount rate									2.20%	3.00%
Top of range
Disclosure Of Loans And Borrowings [Line Items]
Borrowings, adjustment to interest rate basis												4.50%
Borrowings, adjustment to leverage ratio		3.125%
Borrowings, adjustment to leverage ratio, interest rate												0.25%
Future cash flow discount rate									9.40%	10.60%
Revolving Credit Facility
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity		$ 850,000
Undrawn amount on borrowing facilities									$ 219,600	$ 104,600
Repayment of outstanding											$ 115,000
Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings									483,500	490,800
Current borrowings									75,000	0
Revolving Credit Facility
Disclosure Of Loans And Borrowings [Line Items]
Gain on modification of debt		13,000		$ 3,500
Drawdowns on credit facility									85,000	60,000
Repayments of borrowings									50,000	0
Loans and borrowings									$ 623,100	589,800
Sprott Loan
Disclosure Of Loans And Borrowings [Line Items]
Drawdowns on credit facility	$ 12,200
Contract liability, effective weighted average interest rate									11.40%
Repayments of borrowings	$ 25,100								$ 25,100	0
Loans and borrowings			$ 285,400						281,920	0
Current borrowings									80,800	0
Borrowings, additional payment									27,200
Borrowings, additional payment received									2,100
2023 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings					$ 172,500				$ 140,635	131,682
Interest rate					4.75%
Conversion price (in dollars per share) | $ / shares					$ 6.30
Number of threshold trading days, convertible | day					20
Number of consecutive trading days for determining the share price | day					30
Debt instrument, convertible, threshold percentage of stock price trigger					130.00%
Debt Instrument, redemption price, percentage					100.00%
Debt instrument, fundamental change, cash redemption price, percentage					100.00%
Effective interest rate used in borrowings									12.70%
Borrowings, conversion rate					0.1587302
2025 Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings									$ 23,625	0
Interest rate			5.50%										5.50%
Conversion price (in dollars per share) | $ / shares													$ 12.14
Effective interest rate used in borrowings			17.40%										17.40%
Loans and borrowings													$ 49.7
Notes receivable, principal			$ 34,300
Fair value from issuing shares			34,000
Issuing shares, allocated to liability component			11,400
Equity component residual amount			$ 22,600
Borrowings, conversion rate			0.01214
2020 convertible notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings						$ 21,400			$ 0	$ 135,592					$ 139,300
Carrying amount of the financial liability						139,300
Interest rate															4.75%
Conversion price (in dollars per share) | $ / shares								$ 6.50							$ 7.80
Financial liability derecognized, borrowings								$ 136,200
Modification financial liability, borrowings								$ 132,000
Contractual principal and interest payment discount rate								8.70%
Gain on modification of convertible notes								$ 1,700
Conversion option reserves to share capital						$ 10,100
Number of shares conversion of convertible notes allocated to equity (in shares) | shares									21.4
2019 Convertible Notes
Disclosure Of Loans And Borrowings [Line Items]
Loans and borrowings														$ 130,000		$ 139,700
Carrying amount of the financial liability							$ 139,700
Interest rate																5.00%
Conversion price (in dollars per share) | $ / shares																$ 5.25
Financial liability derecognized, borrowings														130,000
Modification financial liability, borrowings														$ 127,300
Conversion option reserves to share capital							$ 12,200
Future cash flow discount rate														9.30%
Number of shares conversion of convertible notes allocated to equity (in shares) | shares							26.6			26.6
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Revolving Credit Facility
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity												$ 700,000
Bank of Nova Montreal Societe Generale and Ing Capital LLC | Term Loan
Disclosure Of Loans And Borrowings [Line Items]
Maximum capacity				$ 500,000
Accordion feature, maximum amount		$ 350,000